Alliance Institutional
Funds

                               [GRAPHIC OMITTED]

Semi-Annual Report
April 30, 2001

                                            ALLIANCE CAPITAL [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 25, 2001

Dear Shareholder:

This report provides you with an update on the performance and investment activity of the portfolios of Alliance Institutional Funds for the semi-annual reporting period ended April 30, 2001.

Alliance Premier Growth Institutional Fund

Portfolio Manager: Alfred Harrison

Investment Objective and Policies

Alliance Premier Growth Institutional Fund (the "Fund") is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index, which measures the performance of large cap U.S. stocks, for the six- and 12-month periods ended April 30, 2001. For comparison, we have also included the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market, for the corresponding periods.

INVESTMENT RESULTS*
Periods Ended April 30, 2001

                                                             -------------------
                                                                Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------

Alliance Premier
Growth Institutional
Fund
  Class I                                                     -18.20%    -26.36%
--------------------------------------------------------------------------------
  Class II                                                    -18.28%    -26.59%
--------------------------------------------------------------------------------
Russell 1000
Growth Index                                                  -26.43%    -32.25%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                   -12.06%    -12.97%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the


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                                                ALLIANCE INSTITUTIONAL FUNDS o 1

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----------------------
LETTER TO SHAREHOLDERS
----------------------

      performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in the indices, and their results are not indicative of any specific investment, including Alliance Premier Growth Institutional Fund.

      Additional investment results appear on pages 10-13.

The bursting of the technology bubble was, and continues to be, a painful shock to investors, but it was probably inevitable given the excesses that had been created. Now, at least, we can hopefully have a more restrained approach based upon realistically achievable growth expectations. Unfortunately, the Internet bubble carried virtually all technology valuations to unsustainable high levels. While we successfully avoided those problems, portfolio performance was hindered later in 2000 by many of the "best-in-class" technology companies like Intel Corp., Micron Technology, Inc., Applied Materials, Inc., Nokia Corp. and Nortel Networks Corp. that experienced earnings disappointments over the past 12 months. In addition, the earnings disappointment from Home Depot, Inc. detracted from the Fund's performance.

Economic Review and Outlook

Despite strong action by the Federal Reserve to lower interest rates, there still remains risk that profits may continue to be under pressure and earnings could continue to be a disappointment. As a result, we have chosen to focus on companies where we have only the highest confidence that their earnings can grow through an uncertain economic period. We would prefer to concentrate in well-managed companies in the health care, financials and consumer services sectors rather than invest in a "hope" that the excesses in technology and telecommunications are quickly resolved. We anticipate markets to remain volatile and will take advantage of short-term trading moves, but the current market requires grinding out "bunts" and "singles" rather than swinging wildly and hoping to connect with the long ball.

Review of Investment Strategy

The Fund seeks long term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. We are focusing on companies with only the highest assurance of upward earnings, and remain extremely price conscious when looking at one stock against another. We are not as heavily invested in the growth favorites--such as technology--to the extent that some benchmarks would dictate. We are continuing to run the Fund's portfolio with a broad mix of stocks. Also, we believe a middle road is the correct path given our longer positive feeling on fundamentals, but still feel discomforted by the higher level of risk involved with the prospect that the economy, overall, may repair more slowly than generally believed. As always, we will continue to make individual decisions where we see the marriage of fundamentals and price for all stocks in the portfolio at each point of the market's gyrations.


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2 o ALLIANCE INSTITUTIONAL FUNDS
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                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Alliance Quasar Institutional Fund

Portfolio Manager: Bruce K. Aronow

Investment Objectives and Policies

Alliance Quasar Institutional Fund (the "Fund") is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and also pursues investment opportunities outside the United States.

Investment Results

The following table provides performance results for the Fund and its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended April 30, 2001.

INVESTMENT RESULTS*
Periods ended April 30, 2001

                                                             -------------------
                                                                Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------

Alliance Quasar
Institutional
Fund
  Class I                                                     -14.36%      3.57%
--------------------------------------------------------------------------------
  Class II                                                    -14.46%      3.35%
--------------------------------------------------------------------------------
Russell 2000
Growth
Index                                                         -17.34%    -24.85%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks, representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Institutional Fund.

      Additional investment results appear on pages 14-17.

For the six-month period ended April 30, 2001, the Fund declined 14.36%. Absolute returns suffered as small-cap growth stocks remained out of favor throughout most of the period. Despite the disappointing absolute return, the Fund outperformed the Russell 2000 Growth benchmark by nearly 300 basis points.

The Fund's outperformance during the six-month period was driven by strong stock selection in the health care, technology, and industrial/finance sectors. Relative performance also benefited from a modestly underweight position in the very poor-performing technology sector. Somewhat offsetting these favorable performance drivers was an overweight exposure to the health care sector, which preformed very poorly from January through March. Finally,


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                                                ALLIANCE INSTITUTIONAL FUNDS o 3
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----------------------
LETTER TO SHAREHOLDERS
----------------------

relative returns during the six-month period ended April 30, 2001 were also negatively impacted by a distinct style shift in the market place away from companies displaying favorable fundamental momentum in favor of more inexpensively priced value stocks. This phenomenon was most pronounced during the month of January, which was the Fund's worst month of relative performance during the six-month period.

The Fund significantly outperformed the Russell 2000 Growth benchmark for the 12-month period, generating a 3.57% gain versus a 24.85% decline in the benchmark. A modest underweight in technology and strong stock selection across all sectors of the Fund accounted for the majority of the outperformance. Performance over the 12-month period also benefited from the timing of a sizeable cash redemption from the Fund. The redemption, which occurred immediately prior to a two-day surge in the NASDAQ, led to approximately 1,300 basis points of incremental return during the 12-month period. Even excluding the impact of this event, the underlying performance of the Fund, nevertheless, outperformed the Russell 2000 Growth Index by over 1,600 basis points during the period.

Investment Review

Although growth rates across many segments of the U.S. economy began to decelerate during the fourth calendar quarter of 2000, only during the past several months have earnings disappointments and downward estimate revisions become fairly widespread. Retailers have talked of waning consumer confidence while many industrial companies have encountered cutbacks in demand for their products and services. The most pronounced change in momentum, however, clearly has been seen in the areas of technology and telecommunications. Companies in these two sectors have experienced sharp declines in growth rates and profits, which, in retrospect, were probably unsustainable even in the very best of times. As might be expected, technology and telecommunication stocks have suffered the most over the past six- and 12-month periods as their valuations had reached levels that anticipated nothing short of perfection. Many of these stocks have lost more than 75% of their value since the peak in the growth stock indices reached in early March of 2000.

Two sectors whose fundamentals have conspicuously bucked the deceleration trend are health care and energy. Many areas of health care, including drug distribution and health care services companies, have posted strong operating results. Likewise, favorable underlying commodity trends have helped to drive strong energy fundamentals for much of the past 12 months. Despite strong fundamentals in both of these areas, only energy managed to turn in a positive return for the six-month period.

Looking at specific companies, L-3, a provider of defense electronics, performed particularly well as did W-H Energy Services, a diversified oilfield services company. In the health care sector, King Pharmaceuticals, a vertically integrated pharmaceutical com-


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4 o ALLIANCE INSTITUTIONAL FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

pany, and Laboratory Corporation of America, a provider of diagnostic testing services, were two companies that made strong contributions to performance during the recently completed six-month period.

Perhaps not surprising, some of the biggest disappointments were in the area of technology. Software vendors Informatica and Actuate were two standouts on the downside as was Exar, a manufacturer of analog and mixed signal semiconductors. In the consumer space, Rent-Way, an operator of rent-to-own stores, saw its stock price decline significantly following a disclosure of accounting irregularities last fall and PC Connection, a direct marketer of computers and related products, performed poorly during the period as the company's business suffered from the slowdown in technology spending.

Outlook

Small-cap growth stock performance has suffered over the past several quarters as underlying fundamentals across most sectors of the economy have shown material signs of weakness. Earnings disappointments and downward estimate revisions have become significantly more widespread and multiples have compressed in anticipation of continued sluggishness. Although the Fed's easing that began in January may spark growth later in the year, near-term fundamentals are likely to remain difficult. Having said that, stocks typically discount good news well in advance and are likely to find a bottom long before the fundamentals reach a trough. This may prove to be particularly good news for small-cap growth stocks, which have historically been market leaders during economic recoveries.

With two exceptions, sector bets are largely in line with those of the Russell 2000 Growth Index. The Fund's portfolio remains overweighted in health care where fundamentals have not been impacted by the economic slowdown affecting other areas of the economy. Conversely, the Fund is underweight in the industrial sector where business trends remain quite difficult. Across the Fund's portfolio, investments are concentrated in companies perceived to be well positioned to weather a slowdown as well as companies that are likely to be early beneficiaries of a re-acceleration in economic growth.

AllianceBernstein Real Estate Investment Institutional Fund

Portfolio Manager: Daniel G. Pine

Investment Objectives and Policies

AllianceBernstein Real Estate Investment Institutional Fund (the "Fund") is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2001.


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                                                ALLIANCE INSTITUTIONAL FUNDS o 5
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----------------------
LETTER TO SHAREHOLDERS
----------------------

INVESTMENT RESULTS*
Periods ended April 30, 2001

                                                             -------------------
                                                                Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------

AllianceBernstein
Real Estate
Investment
Institutional
Fund
  Class I                                                       7.66%     13.79%
--------------------------------------------------------------------------------
  Class II                                                      7.62%     13.57%
--------------------------------------------------------------------------------
NAREIT
Equity Index                                                   11.44%     18.87%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                   -12.06%    -12.97%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-valued-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in the indices, and their results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

      Additional investment results appear on pages 18-21.

Real estate equities, as measured by the NAREIT Equity Index, handily outperformed the overall stock market, as measured by the S&P 500 Stock Index, over both the six- and 12-month reporting period. This occurred because the fundamentals of real estate companies held up quite well in the face of a rapidly slowing economy. In addition, real estate equities were priced relatively inexpensively relative to these solid fundamentals.

The Fund, too, performed well relative to the overall stock market during the period under review. However, the Fund's performance lagged that of its benchmarks for both the six- and 12-month periods. The bulk of this poor relative performance occurred in two sharp waves--one near the end of 2000 and the other in March of 2001. During both of these periods, the larger, better-positioned companies with exposure to supply-constrained real estate markets, which we favor, lagged their less well-positioned competitors. In December 2000, the market moved away from growth and towards higher dividend yields. In March, the market fled California. Both moves hurt the Fund's performance relative to that of the benchmark.


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6 o ALLIANCE INSTITUTIONAL FUNDS
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                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Market Overview

Real estate is a commodity business. As with all other commodity businesses, pricing is purely a function of supply and demand. Unlike other commodity businesses, however, real-estate pricing is not globally determined (as compared to that of the price of oil or gold). Space is not easily fungible. Supply and demand are categorized by geography and use. Excess office construction in Phoenix doesn't help a frustrated apartment hunter in Manhattan. Consequently, real estate investing requires both a macro- and a micro-economic overview.

From a macro-economic perspective, demand for real estate has largely been tied to the economy, whereas supply growth has been divorced from it. Surging economic growth throughout the decade of the 1990s drove increases in demand in virtually all property types. The slowdown during the past 12 months has curtailed growth in demand, but not significantly chipped away the existing high level of "in-place" demand. There is little in the way of historic precedent linking demand shortfalls and real estate pricing problems.

Supply growth, on the other hand, has always been the bane of the real estate investor. In the 1970s and 1980s, risk-capital flowed freely into development projects, which ultimately undermined the real estate cycle. This did not happen in the recent decade. Virtually all capital flowed towards technology in the late 1990s. As a result, real estate supply growth was relatively constrained and vacancies, by and large, have dropped dramatically and remain low by historic standards.

Granted, expectations of future rental growth rates have moderated in the face of the economic slowdown. However, company cash flows should continue to expand, albeit more slowly than previously expected. This is so because most market rates are continuing to increase at a modest pace and because most companies' in-place rents lag market levels due to the long duration of existing leases.

From a micro-economic perspective, the growth gap between the "hot" markets--primarily in California and northeast U.S.--and the rest of the country has narrowed. The technology bubble of the late 1990s was most pronounced in those regions. Much of the venture capital thrown at start-up companies was actually used to rent office space. As these companies implode, space returns to the market and rental rates decline. At this point, much of this process has already occurred.

Investment Activity

Since the Fund's inception, we have primarily emphasized local market exposure in our security selection. We have consistently weighted the portfolio towards companies with exposure to those local markets with the best supply/demand dynamics. In addition, we have tried to balance the portfolio with other investments that seemed to be mis-priced for identifiable and correctable reasons or that narrowed our tracking error with respect to the real estate benchmarks. This hybrid strategy has allowed the companies in the


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                                                ALLIANCE INSTITUTIONAL FUNDS o 7
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----------------------
LETTER TO SHAREHOLDERS
----------------------

portfolio to experience superior aggregate growth while maintaining near market average valuations and dividend yields.

In the latter months of 2000, we began shifting the portfolio away from its over exposure to California, office properties and the development process in general. We replaced these exposures with more apartment and industrial investments on a national scale. We curtailed this repositioning in mid-December when the market began punishing the sectors that we were reducing.

More recently, we have been reducing or eliminating positions in our stable of mis-priced holdings. Typically this subset of the portfolio has been smaller companies with higher dividend yields. These companies have benefited from a frenzy for yield that we believe was precipitated by interest rate cuts by the Federal Reserve. We have been replacing these investments with companies we perceive to be of higher quality that have been depressed by their economic sensitivity.

Overall, we have eliminated five holdings in the last six months of the fiscal year and initiated three new holdings. We sold BRE Properties, Inc. and Glenborough Realty Trust, Inc. in order to reduce our California exposure. We also sold Post Properties, Inc. to reduce our exposure to risky development, as well as Captec Net Lease Realty, Inc. and Entertainment Properties Trust because these shares appreciated to a point that we could not justify. We added Archstone Communities Trust, Host Marriott Corp. and iStar Financial, Inc. Archstone Communities Trust is a national owner of apartments which had been depressed by a pending sale of shares by a large investor. Host Marriott Corp. is the largest owner of Marriott hotels in the country. Weakness in business travel allowed us to invest in this quality owner of properties at a very favorable valuation. iStar Financial, Inc. is a very opportunistic owner of and lender to real estate. We think this company will be a major beneficiary of the scarcity of real estate capital today.

Market Outlook

We are quite optimistic about the near- and long-term prospects for investing in the real estate sector through public equities.

Real estate itself is well positioned due to its low vacancy rates, low levels of existing construction and long lease structures. We have made recent visits to distressed markets and talked with distressed managements both in and out of real estate. We see neither improvement nor deterioration in the near future. On a relative basis, this is positive for real estate.

By any measure, real estate equity securities appear attractive. They traded at low valuations relative to other sectors of the stock market. They historically had traded below estimates of the value of the properties they own. They have relatively high dividend yields.


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8 o ALLIANCE INSTITUTIONAL FUNDS
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                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO OMITTED]     Alfred Harrison

[PHOTO OMITTED]     Bruce K. Aronow

[PHOTO OMITTED]     Daniel G. Pine

Portfolio Manager Alfred Harrison has over 40 years of investment experience, Bruce K. Aronow has over 13 years of investment experience and Daniel G. Pine has over 21 years of investment experience.

In conclusion, we thank you for the continued confidence you have shown in the portfolios of Alliance Institutional Funds, and we look forward to reporting their progress to you in the future.

Sincerely,


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President


/s/ Bruce K. Aronow

Bruce K. Aronow
Senior Vice President


/s/ Daniel G. Pine

Daniel G. Pine
Senior Vice President


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                                                ALLIANCE INSTITUTIONAL FUNDS o 9

---------------------------------
PREMIER GROWTH INSTITUTIONAL FUND
               PERFORMANCE UPDATE
---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
GROWTH OF A $10,000 INVESTMENT
1/31/98* TO 4/30/01

 [The following table was depicted as a mountain chart in the printed material.]

Alliance Premier Growth Institutional Fund Class I:  $14,114
S&P 500 Stock Index:                                 $13,293
Russell 1000 Growth Index:                           $12,396

               Alliance Premier Growth      Russell 1000             S&P 500
                  Institutional Fund        Growth Index           Stock Index
-------------------------------------------------------------------------------
     1/31/98           $10,000                $10,000                $10,000
     4/30/98           $12,460                $11,336                $11,385
     4/30/99           $16,382                $14,342                $13,870
     4/30/00           $20,277                $18,297                $15,274
     4/30/01           $14,932                $12,396                $13,293


This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Institutional Fund Class I shares (from 1/31/98 to 4/30/01) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The unmanaged Standard & Poor's 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Premier Growth Institutional Fund.

* Closest month-end after Fund's Class I share inception date of 1/7/98.


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10 o ALLIANCE INSTITUTIONAL FUNDS

                                               ---------------------------------
                                               PREMIER GROWTH INSTITUTIONAL FUND
                                               PERFORMANCE UPDATE
                                               ---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

      Alliance Premier Growth Institutional Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                        Alliance Premier Growth         Russell 1000
                           Institutional Fund           Growth Index
--------------------------------------------------------------------------------
      4/30/98*                    24.60%                    16.75%
      4/30/99                     31.48%                    26.53%
      4/30/00                     23.78%                    27.57%
      4/30/01                    -26.36%                   -32.25%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class I shares and are based on the Fund's net asset value (NAV). Returns for Class II shares will vary due to differences in expenses associated with this class. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Premier Growth Institutional Fund.

* The Fund's return for the period ended 4/30/98 is from the Fund's inception date of 1/7/98 through 4/30/98. The benchmark's return for the period ended 4/30/98 is from 12/31/97 through 4/30/98.


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                                               ALLIANCE INSTITUTIONAL FUNDS o 11

---------------------------------
PREMIER GROWTH INSTITUTIONAL FUND
                PORTFOLIO SUMMARY
---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INCEPTION DATES          PORTFOLIO STATISTICS
Class I Shares           Net Assets ($mil): $265.4
1/7/98                   Median Market Capitalization ($mil): $57,411
Class II Shares
1/7/98

SECTOR BREAKDOWN

  29.9% Consumer Services
  16.7% Technology                  [PIE CHART OMITTED]
  14.6% Health Care
  14.1% Finance
   7.6% Multi-Industry Companies
   7.1% Energy
   3.4% Consumer Staples
   2.3% Capital Goods
   0.2% Utilities

   4.1% Short-Term

All data as of April 30, 2001. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


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12 o ALLIANCE INSTITUTIONAL FUNDS
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                                               ---------------------------------
                                               PREMIER GROWTH INSTITUTIONAL FUND
                                               INVESTMENT RESULTS
                                               ---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class I Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                       -26.36%                   -36.97%
      Since Inception*                       12.88%                     8.90%

Class II Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                       -26.59%                   -37.18%
      Since Inception*                       12.47%                     8.51%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception: 1/7/98 Class I & II.


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                                               ALLIANCE INSTITUTIONAL FUNDS o 13

-------------------------
QUASAR INSTITUTIONAL FUND
       PERFORMANCE UPDATE
-------------------------

QUASAR INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCE QUASAR INSTITUTIONAL FUND
GROWTH OF A $10,000 INVESTMENT
3/31/98* TO 4/30/01

 [The following table was depicted as a mountain chart in the printed material.]

S&P 500 Stock Index:                             $11,796
Alliance Quasar Institutional Fund Class I:       $9,682
Russell 2000 Growth Index:                        $9,559

                    Alliance Quasar         Russell 2000             S&P 500
                  Institutional Fund        Growth Index           Stock Index
-------------------------------------------------------------------------------
     3/31/98           $10,000                $10,000                $10,000
     4/30/98           $ 9,731                $10,061                $10,102
     4/30/99           $ 8,516                $ 9,682                $12,308
     4/30/00           $ 8,451                $12,720                $13,553
     4/30/01           $ 9,617                $ 9,559                $11,796


This chart illustrates the total value of an assumed $10,000 investment in Alliance Quasar Institutional Fund Class I shares (from 3/31/98 to 4/30/01) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2000 of the smallest stocks representing approximately 10% of the U.S. equity market.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Institutional Fund.

* Closest month-end after Fund's Class I share inception date of 3/17/98.


--------------------------------------------------------------------------------
14 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       PERFORMANCE UPDATE
                                                       -------------------------

QUASAR INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCE QUASAR INSTITUTIONAL FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

         Alliance Quasar Institutional Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                             Alliance Quasar            Russell 2000
                           Institutional Fund           Growth Index
--------------------------------------------------------------------------------
      4/30/98*                     2.40%                     0.61%
      4/30/99                    -18.35%                    -3.77%
      4/30/00                     -0.75%                     0.13%
      4/30/01                     13.79%                    18.78%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class I shares and are based on the net asset value (NAV). Returns for Class II shares will vary due to differences in expenses associated with this class. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks, representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Quasar Institutional Fund.

* The Fund's return for the period ended 4/30/98 is from the Fund's inception date of 3/17/98. The Benchmark's return for the period ended 4/30/98 is from 3/31/98 through 4/30/98.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 15

-------------------------
QUASAR INSTITUTIONAL FUND
       PORTFOLIO SUMMARY
-------------------------

QUASAR INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INCEPTION DATES          PORTFOLIO STATISTICS
Class I Shares           Net Assets ($mil): $34.7
3/17/98                  Median Market Capitalization ($mil): $1,215
Class II Shares
3/17/98

SECTOR BREAKDOWN

  25.8% Health Care
  20.2% Technology                  [PIE CHART OMITTED]
  19.1% Consumer Services
   8.3% Finance
   5.9% Energy
   5.1% Capital Goods
   2.1% Basic Industry
   2.1% Transportation
   1.5% Consumer Staples
   1.0% Utilities

   8.9% Short-Term

All data as of April 30, 2001. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
16 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       INVESTMENT RESULTS
                                                       -------------------------

QUASAR INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class I Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                         3.57%                   -13.57%
      Since Inception*                       -0.78%                    -4.48%

Class II Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                         3.35%                   -13.62%
      Since Inception*                       -1.03%                    -4.67%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

The Fund can invest in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investments in smaller companies tend to be more volatile than investments in mid- or large-cap companies. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception: 3/17/98, Class I & Class II.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 17

-----------------------------------------
REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                       PERFORMANCE UPDATE
-----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND
GROWTH OF A $10,000 INVESTMENT
12/31/97* TO 4/30/01

 [The following table was depicted as a mountain chart in the printed material.]

S&P 500 Stock Index:                                                 $13,440
NAREIT Equity Index:                                                 $10,473
AllianceBernstein Real Estate Investment Institutional Fund Class I:  $9,474

                 Alliance Real Estate          NAREIT                S&P 500
                  Institutional Fund        Equity Index           Stock Index
-------------------------------------------------------------------------------
     12/31/97          $10,000                $10,000                $10,000
     4/30/98           $ 9,731                $ 9,856                $11,511
     4/30/99           $ 8,516                $ 8,799                $14,023
     4/30/00           $ 8,451                $ 8,811                $15,442
     4/30/01           $ 9,617                $10,473                $13,440


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Real Estate Investment Institutional Fund Class I shares (from 12/31/97 to 4/30/01) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class II shares will vary from the results shown above due to differences in expenses charged to this class. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged NAREIT Equity Index is a market-value weighted index, based upon the last closing price of the month for tax-qualified REITs listed on NYSE, AMEX and the NASDAQ.

The unmanaged Standard & Poor's 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

An investor cannot invest directly in an index and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

*    Closest month-end after Fund's Class I share inception date of 12/9/97.


--------------------------------------------------------------------------------
18 o ALLIANCE INSTITUTIONAL FUNDS

                                       -----------------------------------------
                                       REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                                       PERFORMANCE UPDATE
                                       -----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PERFORMANCE UPDATE

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

          AllianceBernstein Real Estate Investment Institutional Fund--
                            Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                      AllianceBernstein Real Estate        NAREIT
                      Investment Institutional Fund     Equity Index
--------------------------------------------------------------------------------
      4/30/98*                    -2.69%                    -1.44%
      4/30/99                    -12.49%                   -10.72%
      4/30/00                     -0.75%                     0.13%
      4/30/01                     13.79%                    18.87%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class I shares and are based on the Fund's net asset value (NAV). Returns for Class II shares will vary due to differences in expenses associated with this class. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-valued-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The index reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

* The Fund's return for the period ended 4/30/98 is from the Fund's inception date of 12/9/97 through 4/30/98. The benchmark's return for the period ended 4/30/98 is from 12/31/97 through 4/30/98.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 19

                                       -----------------------------------------
                                       REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                                                               PORTFOLIO SUMMARY
                                       -----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INCEPTION DATES           PORTFOLIO STATISTICS
Class I Shares            Net Assets ($mil): $1.3
12/9/97                   Median Market Capitalization ($mil): $2,606
Class II Shares
12/9/97

SECTOR BREAKDOWN

  21.9% Apartments
  16.9% Office                                  [PIE CHART OMITTED]
  10.6% Warehouse & Industrial
  10.5% Office-Industrial Mix
   9.5% Diversified & Others
   9.1% Regional Malls
   8.0% Shopping Centers
   5.6% Real Estate Development & Management
   4.5% Hotels & Restaurants
   3.4% Storage

All data as of April 30, 2001. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
20 o ALLIANCE INSTITUTIONAL FUNDS

                                       -----------------------------------------
                                       REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                                       INVESTMENT RESULTS
                                       -----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class I Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                        13.79%                    18.42%
      Since Inception*                       -1.15%                    -1.75%

Class II Shares
--------------------------------------------------------------------------------
                                         Period Ended              Period Ended
                                        April 30, 2001            March 31, 2001
               1 Year                        13.57%                    18.03%
      Since Inception*                       -1.44%                    -2.08%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 35% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*   Inception: 12/9/97 Class I & II.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 21

---------------------------------
PREMIER GROWTH INSTITUTIONAL FUND
             TEN LARGEST HOLDINGS
---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)

                                                                      Percent of
Company                                               Value           Net Assets
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                             $  14,192,269                 5.3%
--------------------------------------------------------------------------------
MBNA Corp.                                       14,055,012                 5.3
--------------------------------------------------------------------------------
Kohl's Corp.                                     13,439,306                 5.1
--------------------------------------------------------------------------------
Citigroup, Inc.                                  13,176,968                 5.0
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                         12,893,012                 4.9
--------------------------------------------------------------------------------
Pfizer, Inc.                                     12,875,255                 4.8
--------------------------------------------------------------------------------
Honeywell International, Inc.                    11,696,984                 4.4
--------------------------------------------------------------------------------
Vodafone Group Plc (ADR)                         11,460,980                 4.3
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                               11,353,988                 4.3
--------------------------------------------------------------------------------
Pharmacia Corp.                                  10,624,458                 4.0
--------------------------------------------------------------------------------
                                              $ 125,768,232                47.4%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001 (unaudited)
                                                      --------------------------
                                                                Shares*
                                                      --------------------------
Purchases                                              Bought   Holdings 4/30/01
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                                     91,600            91,600
--------------------------------------------------------------------------------
Corning, Inc.                                          35,800           132,500
--------------------------------------------------------------------------------
Enron Corp.                                           121,500           121,500
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                       82,800            82,800
--------------------------------------------------------------------------------
General Electric Co.                                  127,800           127,800
--------------------------------------------------------------------------------
Honeywell International, Inc.                         239,300           239,300
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                                     111,400           415,100
--------------------------------------------------------------------------------
Pharmacia Corp.                                       156,500           203,300
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              196,900           196,900
--------------------------------------------------------------------------------
Walgreen Co.                                          114,900           114,900
--------------------------------------------------------------------------------

Sales                                                    Sold   Holdings 4/30/01
--------------------------------------------------------------------------------
Applied Materials, Inc.                               370,000                -0-
--------------------------------------------------------------------------------
Citigroup, Inc.                                       118,403           268,097
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                    135,018                -0-
--------------------------------------------------------------------------------
Home Depot, Inc.                                      536,200                -0-
--------------------------------------------------------------------------------
Micron Technology, Inc.                               297,900                -0-
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                      120,400                -0-
--------------------------------------------------------------------------------
Nortel Networks Corp.                                 404,600                -0-
--------------------------------------------------------------------------------
Pfizer, Inc.                                          200,100           297,350
--------------------------------------------------------------------------------
Tyco International, Ltd.                              233,600           157,442
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                     172,544           178,911
--------------------------------------------------------------------------------

* Adjusted for spin-offs and a stock split.


--------------------------------------------------------------------------------
22 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       TEN LARGEST HOLDINGS
                                                       -------------------------

QUASAR INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                        $  537,984           1.5%
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                         524,635           1.5
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                                508,172           1.5
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc.                                 494,500           1.4
--------------------------------------------------------------------------------
Universal Health Services, Inc. Cl.B                      457,776           1.3
--------------------------------------------------------------------------------
Exar Corp.                                                456,870           1.3
--------------------------------------------------------------------------------
Priority Healthcare Corp. Cl.B                            445,184           1.3
--------------------------------------------------------------------------------
Intersil Holding Corp.                                    438,464           1.3
--------------------------------------------------------------------------------
DDi Corp.                                                 429,975           1.3
--------------------------------------------------------------------------------
Iron Mountain, Inc.                                       426,570           1.2
--------------------------------------------------------------------------------
                                                       $4,720,130          13.6%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001 (unaudited)
                                                      --------------------------
                                                                 Shares*
                                                      --------------------------
Purchases                                              Bought   Holdings 4/30/01
--------------------------------------------------------------------------------
Advent Software, Inc.                                   6,600             6,600
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                              12,600            13,300
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                         9,600             9,600
--------------------------------------------------------------------------------
Cytyc Corp.                                            17,800            17,800
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                              14,900            14,900
--------------------------------------------------------------------------------
OSI Pharmaceutical, Inc.                                6,200             6,200
--------------------------------------------------------------------------------
RenaissanceRe Holdings, Ltd.                            5,000             5,000
--------------------------------------------------------------------------------
Semtech Corp.                                          11,300            13,800
--------------------------------------------------------------------------------
Trimeris, Inc.                                          8,900            10,400
--------------------------------------------------------------------------------
Universal Health Services, Inc. Cl.B                    3,600             5,100
--------------------------------------------------------------------------------

Sales                                                    Sold   Holdings 4/30/01
--------------------------------------------------------------------------------
AmeriSource Health Corp.                                3,000                -0-
--------------------------------------------------------------------------------
Barrett Resources Corp.                                 2,700                -0-
--------------------------------------------------------------------------------
Bindley Western Industries, Inc.                        4,100                -0-
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                     2,300                -0-
--------------------------------------------------------------------------------
CDW Computer Centers, Inc.                              1,900                -0-
--------------------------------------------------------------------------------
Dycom Industries, Inc.                                  4,250                -0-
--------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                6,700                -0-
--------------------------------------------------------------------------------
Invitrogen Corp.                                        1,400                -0-
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                    1,200                -0-
--------------------------------------------------------------------------------
Powerwave Technologies, Inc.                            2,100                -0-
--------------------------------------------------------------------------------

* Adjusted for stock splits.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 23

-----------------------------------------
REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                     TEN LARGEST HOLDINGS
-----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)
                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
Equity Office Properties Trust                           $ 82,795           6.3%
--------------------------------------------------------------------------------
Vornado Realty Trust                                       75,276           5.8
--------------------------------------------------------------------------------
Boston Properties, Inc.                                    71,118           5.4
--------------------------------------------------------------------------------
Apartment Investment & Management Co.                      66,870           5.1
--------------------------------------------------------------------------------
Spieker Properties, Inc.                                   66,240           5.1
--------------------------------------------------------------------------------
Equity Residential Properties Trust                        57,739           4.4
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                49,940           3.8
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                            49,371           3.8
--------------------------------------------------------------------------------
Brookfield Properties Corp.                                45,927           3.5
--------------------------------------------------------------------------------
Public Storage, Inc.                                       43,568           3.3
--------------------------------------------------------------------------------
                                                         $608,844          46.5%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2001 (unaudited)
                                                      --------------------------
                                                                Shares
                                                      --------------------------
Purchases                                              Bought   Holdings 4/30/01
--------------------------------------------------------------------------------
Archstone Communities Trust                             1,600             1,600
--------------------------------------------------------------------------------
CenterPoint Properties Corp.                              200               800
--------------------------------------------------------------------------------
Federal Realty Investment Trust                           100             1,000
--------------------------------------------------------------------------------
Host Marriott Corp.                                     1,100             1,100
--------------------------------------------------------------------------------
iStar Financial, Inc.                                     700               700
--------------------------------------------------------------------------------

Sales                                                    Sold   Holdings 4/30/01
--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                               500             1,100
--------------------------------------------------------------------------------
BRE Properties, Inc.                                      800                -0-
--------------------------------------------------------------------------------
Brookfield Properties Corp.                             1,300             2,700
--------------------------------------------------------------------------------
Equity Office Properties Trust                          1,400             2,900
--------------------------------------------------------------------------------
Hospitality Properties Trust                              800               700
--------------------------------------------------------------------------------
Post Properties, Inc.                                     600                -0-
--------------------------------------------------------------------------------
Public Storage, Inc.                                    1,000             1,600
--------------------------------------------------------------------------------
SL Green Realty Corp.                                     800             1,100
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                900               950
--------------------------------------------------------------------------------
Vornado Realty Trust                                      800             2,050
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24 o ALLIANCE INSTITUTIONAL FUNDS

                                               ---------------------------------
                                               PREMIER GROWTH INSTITUTIONAL FUND
                                               PORTFOLIO OF INVESTMENTS
                                               ---------------------------------

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                              Shares               Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.0%

Consumer Services-30.0%
Airlines-7.3%
AMR Corp. ...................................        40,100       $   1,528,211
Continental Airlines, Inc.(a) ...............        86,800           4,461,520
Delta Air Lines, Inc. .......................        34,900           1,536,647
KLM Royal Dutch Air (Netherlands)(a) ........       118,233           2,364,660
Northwest Airlines Corp. Cl.A(a) ............       163,500           4,085,865
UAL Corp. ...................................       151,000           5,363,520
                                                                  -------------
                                                                     19,340,423
                                                                  -------------
Broadcasting & Cable-10.2%
AOL Time Warner, Inc.(a) ....................       194,750           9,834,875
AT&T Corp.-Liberty Media Group Cl.A(a) ......       248,900           3,982,400
Comcast Corp. Cl.A(a) .......................        91,600           4,022,156
Viacom, Inc. Cl.B(a) ........................       178,911           9,314,107
                                                                  -------------
                                                                     27,153,538
                                                                  -------------
Cellular Communications-7.4%
AT&T Wireless Group(a) ......................       404,900           8,138,490
Vodafone Group Plc (ADR) (United Kingdom) ...       378,500          11,460,980
                                                                  -------------
                                                                     19,599,470
                                                                  -------------
Retail-General Merchandise-5.1%
Kohl's Corp.(a) .............................       220,100          13,439,306
                                                                  -------------
                                                                     79,532,737
                                                                  -------------
Technology-16.7%
Communications Equipment-10.7%
CIENA Corp.(a) ..............................        17,400             958,044
Cisco Systems, Inc.(a) ......................       361,300           6,134,874
Corning, Inc. ...............................       132,500           2,911,025
JDS Uniphase Corp.(a) .......................        82,080           1,755,691
Juniper Networks, Inc.(a) ...................        40,500           2,390,715
Nokia Corp. (ADR) (Finland) .................       415,100          14,192,269
                                                                  -------------
                                                                     28,342,618
                                                                  -------------
Computer Hardware/Storage-1.0%
EMC Corp. ...................................        25,300           1,001,880
Sun Microsystems, Inc.(a) ...................       102,200           1,749,664
                                                                  -------------
                                                                      2,751,544
                                                                  -------------


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 25

---------------------------------
PREMIER GROWTH INSTITUTIONAL FUND
         PORTFOLIO OF INVESTMENTS
---------------------------------

Company                                              Shares               Value
-------------------------------------------------------------------------------

Computer Software-4.7%
Amdocs, Ltd.(a) .............................       113,700       $   6,696,930
Check Point Software Technologies, Ltd.(a) ..        24,000           1,505,520
Microsoft Corp.(a) ..........................        41,300           2,798,075
VERITAS Software Corp.(a) ...................        25,900           1,543,899
                                                                  -------------
                                                                     12,544,424
                                                                  -------------
Internet Infrastructure-0.3%
eBay, Inc.(a) ...............................        13,000             656,240
                                                                  -------------
                                                                     44,294,826
                                                                  -------------
Health Care-14.6%
Drugs-9.1%
Pfizer, Inc. ................................       297,350          12,875,255
Pharmacia Corp. .............................       203,300          10,624,458
Schering-Plough Corp. .......................        19,900             766,946
                                                                  -------------
                                                                     24,266,659
                                                                  -------------
Medical Products-0.6%
Medtronic, Inc. .............................        36,700           1,636,820
                                                                  -------------

Medical Services-4.9%
UnitedHealth Group, Inc. ....................       196,900          12,893,012
                                                                  -------------
                                                                     38,796,491
                                                                  -------------
Finance-14.1%
Insurance-1.1%
American International Group, Inc. ..........        37,200           3,042,960
                                                                  -------------

Mortgage Banking-2.1%
Federal Home Loan Mortgage Corp. ............        82,800           5,448,240
                                                                  -------------

Miscellaneous-10.9%
Citigroup, Inc. .............................       268,097          13,176,968
MBNA Corp. ..................................       394,250          14,055,012
The CIT Group, Inc. Cl.A ....................        44,660           1,639,022
                                                                  -------------
                                                                     28,871,002
                                                                  -------------
                                                                     37,362,202
                                                                  -------------
Multi-Industry Companies-7.6%
Honeywell International, Inc. ...............       239,300          11,696,984
Tyco International, Ltd. ....................       157,442           8,402,679
                                                                  -------------
                                                                     20,099,663
                                                                  -------------
Energy-7.2%
International-4.3%
BP Amoco Plc (ADR) (United Kingdom) .........       209,948          11,353,988
                                                                  -------------


--------------------------------------------------------------------------------
26 o ALLIANCE INSTITUTIONAL FUNDS

                                               ---------------------------------
                                               PREMIER GROWTH INSTITUTIONAL FUND
                                               PORTFOLIO OF INVESTMENTS
                                               ---------------------------------

                                                  Shares or
                                                  Principal
                                                     Amount
Company                                               (000)               Value
-------------------------------------------------------------------------------

Miscellaneous-2.9%
Enron Corp. .................................       121,500       $   7,620,480
                                                                  -------------
                                                                     18,974,468
                                                                  -------------
Consumer Staples-3.3%
Retail - Food & Drugs-3.3%
Safeway, Inc.(a) ............................        73,000           3,963,900
Walgreen Co. ................................       114,900           4,915,422
                                                                  -------------
                                                                      8,879,322
                                                                  -------------
Capital Goods-2.3%
Miscellaneous-2.3%
General Electric Co. ........................       127,800           6,202,134
                                                                  -------------

Utilities-0.2%
Telephone Utility-0.2%
AT&T Corp. ..................................        25,600             570,368
                                                                  -------------

Total Common Stocks
   (cost $278,167,601) ......................                       254,712,211
                                                                  -------------

SHORT-TERM INVESTMENT-4.1%
Commercial Paper-4.1%
General Electric Capital Funding
   4.68%, 5/01/01
   (amortized cost $10,971,000) .............       $10,971          10,971,000
                                                                  -------------

Total Investments-100.1%
   (cost $289,138,601) ......................                       265,683,211
Other assets less liabilities-(0.1%) ........                          (309,905)
                                                                  -------------

Net Assets-100% .............................                     $ 265,373,306
                                                                  =============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 27

-------------------------
QUASAR INSTITUTIONAL FUND
 PORTFOLIO OF INVESTMENTS
-------------------------

QUASAR INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                              Shares               Value
-------------------------------------------------------------------------------

COMMON STOCKS-90.2%

Health Care-25.5%
Biotechnology-7.2%
Cephalon, Inc.(a) ...........................         5,300       $     337,610
CV Therapeutics, Inc.(a) ....................         5,300             250,743
ImmunoGen, Inc.(a) ..........................         7,100             141,787
InterMune Pharmaceuticals, Inc.(a) ..........         7,500             231,075
Matrix Pharmaceutical, Inc.(a) ..............        21,600             214,056
OSI Pharmaceutical, Inc.(a) .................         6,200             318,308
The Medicines Co.(a) ........................        11,300             122,605
Titan Pharmaceuticals, Inc.(a) ..............        10,800             380,700
Trimeris, Inc.(a) ...........................        10,400             365,768
United Therapeutics Corp.(a) ................        12,900             154,800
                                                                  -------------
                                                                      2,517,452
                                                                  -------------
Drugs-7.8%
Alpharma, Inc. ..............................         4,800             108,576
Aurora Biosciences Corp.(a) .................           400               9,280
CIMA Labs, Inc.(a) ..........................         9,600             537,984
Enzon, Inc.(a) ..............................         5,500             327,910
ICN Pharmaceuticals, Inc. ...................        10,100             258,762
King Pharmaceuticals, Inc.(a) ...............        12,062             508,172
Medicis Pharmaceutical Corp. Cl.A(a) ........         7,800             387,660
Noven Pharmaceuticals, Inc.(a) ..............        11,000             236,170
SICOR, Inc.(a) ..............................        22,600             336,966
                                                                  -------------
                                                                      2,711,480
                                                                  -------------
Medical Products-4.1%
Aksys, Ltd.(a) ..............................        14,200              91,732
Align Technology, Inc.(a) ...................        15,400             134,750
Apogent Technologies, Inc.(a) ...............         2,500              57,500
Biosite Diagnostics, Inc.(a) ................        10,000             494,500
Cytyc Corp.(a) ..............................        17,800             419,190
DUSA Pharmaceuticals, Inc.(a) ...............         9,000             134,640
INAMED Corp.(a) .............................         4,500              94,365
                                                                  -------------
                                                                      1,426,677
                                                                  -------------
Medical Services-5.7%
Bergen Brunswig Corp. Cl.A ..................        11,900             217,770
Caremark Rx, Inc.(a) ........................        33,100             524,635
LifePoint Hospitals, Inc.(a) ................         9,700             336,784
Priority Healthcare Corp. Cl.B(a) ...........        12,800             445,184
Universal Health Services, Inc. Cl.B(a) .....         5,100             457,776
                                                                  -------------
                                                                      1,982,149
                                                                  -------------
Miscellaneous-0.7%
Millipore Corp. .............................         4,000             229,400
                                                                  -------------
                                                                      8,867,158
                                                                  -------------


--------------------------------------------------------------------------------
28 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                       -------------------------

Company                                              Shares               Value
-------------------------------------------------------------------------------

Technology-20.1%
Communications Equipment-1.2%
Digital Lightwave, Inc.(a) ..................         4,700       $     197,870
New Focus, Inc.(a) ..........................         7,200              92,520
Stanford Microdevices, Inc.(a) ..............         9,900             128,700
                                                                  -------------
                                                                        419,090
                                                                  -------------
Computer Peripherals-0.5%
Advanced Energy Industries, Inc.(a) .........         4,900             170,079
                                                                  -------------

Contract Manufacturing-2.8%
DDi Corp.(a) ................................        17,500             429,975
Plexus Corp.(a) .............................         4,500             138,240
Semtech Corp.(a) ............................        13,800             397,026
                                                                  -------------
                                                                        965,241
                                                                  -------------
Networking Software-0.7%
Stratos Lightwave, Inc.(a) ..................        15,700             125,443
Ulticom, Inc.(a) ............................         5,700             115,710
                                                                  -------------
                                                                        241,153
                                                                  -------------
Semi-Conductor Capital Equipment-1.9%
Credence Systems Corp.(a) ...................         7,000             166,250
MKS Instruments, Inc.(a) ....................         8,400             211,764
Varian Semiconductor Equipment
   Associates, Inc.(a) ......................         6,100             277,855
                                                                  -------------
                                                                        655,869
                                                                  -------------
Semi-Conductor Components-4.8%
Alpha Industries, Inc.(a) ...................         9,300             228,501
ASAT Holdings, Ltd. (ADR) (Cayman Islands)(a)        11,400              53,580
Elantec Semiconductor, Inc.(a) ..............         8,700             289,014
Intersil Holding Corp.(a) ...................        13,600             438,464
IXYS Corp.(a) ...............................         8,600             149,468
Micrel Semiconductor, Inc.(a) ...............         8,400             285,264
Virata Corp.(a) .............................        15,500             210,800
                                                                  -------------
                                                                      1,655,091
                                                                  -------------
Software-4.9%
Actuate Corp.(a) ............................        18,500             231,435
Advent Software, Inc.(a) ....................         6,600             369,468
Informatica Corp.(a) ........................        15,400             388,850
MatrixOne, Inc.(a) ..........................        11,500             276,460
Micromuse, Inc.(a) ..........................         3,800             188,100
Microsoft Corp. .............................           330              22,358
NetIQ Corp.(a) ..............................         7,400             217,264
                                                                  -------------
                                                                      1,693,935
                                                                  -------------
Miscellaneous-3.3%
Aeroflex, Inc.(a) ...........................        17,500             260,925
Amphenol Corp. Cl.A(a) ......................         6,900             290,490


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 29

-------------------------
QUASAR INSTITUTIONAL FUND
 PORTFOLIO OF INVESTMENTS
-------------------------

Company                                              Shares               Value
-------------------------------------------------------------------------------

Exar Corp.(a) ...............................        15,700       $     456,870
Power-One, Inc.(a) ..........................         8,700             152,337
                                                                  -------------
                                                                      1,160,622
                                                                  -------------
                                                                      6,961,080
                                                                  -------------
Consumer Services-18.9%
Apparel-0.5%
The Children's Place Retail Stores, Inc.(a)           8,300             189,572
                                                                  -------------

Broadcasting & Cable-2.7%
ADVO, Inc.(a) ...............................         6,000             194,940
Hispanic Broadcasting Corp.(a) ..............         4,200             100,674
Mediacom Communications Corp. Cl.A(a) .......        11,600             234,900
Sirius Satellite Radio, Inc.(a) .............        11,600             119,596
ValueVision International, Inc. Cl.A(a) .....         9,100             161,525
XM Satellite Radio Holdings, Inc. Cl.A(a) ...        12,400             108,500
                                                                  -------------
                                                                        920,135
                                                                  -------------
Entertainment & Leisure-1.7%
Activision, Inc.(a) .........................        11,400             310,764
Penton Media, Inc. ..........................        13,300             262,010
                                                                  -------------
                                                                        572,774
                                                                  -------------
Printing & Publishing-0.9%
Barnes & Noble, Inc.(a) .....................        10,200             324,258
                                                                  -------------

Retail - General Merchandise-4.7%
American Eagle Outfitters, Inc.(a) ..........         5,850             217,737
Fred's, Inc. ................................        10,300             260,590
MSC Industrial Direct Co., Inc. Cl.A(a) .....        21,800             349,890
THQ, Inc.(a) ................................         8,800             335,192
Ultimate Electronics, Inc.(a) ...............         4,600             114,540
Venator Group, Inc.(a) ......................        12,400             164,176
Williams-Sonoma, Inc.(a) ....................         5,900             177,413
                                                                  -------------
                                                                      1,619,538
                                                                  -------------
Miscellaneous-8.4%
Career Education Corp.(a) ...................         6,200             312,170
ChoicePoint, Inc.(a) ........................         4,756             176,429
Concord Camera Corp.(a) .....................         8,900              57,405
Copart, Inc.(a) .............................        12,000             274,920
Edison Schools, Inc. Cl.A(a) ................         1,700              32,776
Insight Enterprises, Inc.(a) ................        14,900             397,830
Iron Mountain, Inc.(a) ......................        11,800             426,570
Optimal Robotics Corp. (Canada)(a) ..........         8,300             271,825
ScanSource, Inc.(a) .........................         5,500             264,825
SmartForce Plc (ADR)(a) .....................         3,400             122,366
Watson Wyatt & Co. Holdings(a) ..............         9,300             174,375
West Corp.(a) ...............................        16,800             420,840
                                                                  -------------
                                                                      2,932,331
                                                                  -------------
                                                                      6,558,608
                                                                  -------------


-------------------------------------------------------------------------------
30 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                       -------------------------

Company                                              Shares               Value
-------------------------------------------------------------------------------

Finance-8.2%
Banking - Money Center-0.9%
UCBH Holdings, Inc. .........................        11,300       $     312,106
                                                                  -------------

Banking - Regional-0.8%
Greater Bay Bancorp .........................        10,200             278,562
                                                                  -------------

Brokerage & Money Management-1.2%
Investment Technology Group, Inc.(a) ........         3,200             156,000
Southwest Bancorporation of Texas, Inc.(a) ..         8,400             281,400
                                                                  -------------
                                                                        437,400
                                                                  -------------
Insurance-3.8%
Arthur J. Gallagher & Co. ...................        13,300             335,426
Reinsurance Group of America, Inc. ..........         8,200             276,340
RenaissanceRe Holdings, Ltd. (Bermuda) ......         5,000             319,500
StanCorp Financial Group, Inc. ..............         8,300             379,559
                                                                  -------------
                                                                      1,310,825
                                                                  -------------
Miscellaneous-1.5%
Investors Financial Services Corp. ..........         2,400             171,696
Radian Group, Inc. ..........................         4,400             341,000
                                                                  -------------
                                                                        512,696
                                                                  -------------
                                                                      2,851,589
                                                                  -------------
Energy-5.9%
Domestic Producers-1.0%
Newfield Exploration Co.(a) .................         9,700             349,200
                                                                  -------------

Oil Service-2.2%
Spinnaker Exploration Co.(a) ................         8,500             386,750
W-H Energy Services, Inc.(a) ................        11,900             349,979
                                                                  -------------
                                                                        736,729
                                                                  -------------
Pipelines-1.5%
Cal Dive International, Inc.(a) .............        10,800             302,508
Patterson Energy, Inc.(a) ...................         6,500             224,055
                                                                  -------------
                                                                        526,563
                                                                  -------------
Miscellaneous-1.2%
Evergreen Resources, Inc.(a) ................         3,100             131,905
Insituform Technologies, Inc. Cl.A(a) .......         2,700              93,123
Stone Energy Corp.(a) .......................         4,000             198,800
                                                                  -------------
                                                                        423,828
                                                                  -------------
                                                                      2,036,320
                                                                  -------------
Capital Goods-5.0%
Electrical Equipment-2.5%
Active Power, Inc.(a) .......................         9,800             219,030
C&D Technologies, Inc. ......................         8,000             283,840
L-3 Communications Holdings, Inc.(a) ........         4,500             347,625
                                                                  -------------
                                                                        850,495
                                                                  -------------


-------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 31

-------------------------
QUASAR INSTITUTIONAL FUND
 PORTFOLIO OF INVESTMENTS
-------------------------

Company                                              Shares               Value
-------------------------------------------------------------------------------

Pollution Control-1.0%
Tetra Tech, Inc. ............................        14,900       $     363,858
                                                                  -------------

Miscellaneous-1.5%
NVR, Inc.(a) ................................         1,300             247,806
Toll Brothers, Inc.(a) ......................         7,800             276,900
                                                                  -------------
                                                                        524,706
                                                                  -------------
                                                                      1,739,059
                                                                  -------------
Basic Industry-2.1%
Chemicals-1.1%
Cabot Microelectronics Corp.(a) .............           500              32,010
OM Group, Inc. ..............................         6,300             344,610
                                                                  -------------
                                                                        376,620
                                                                  -------------
Paper & Forest Products-1.0%
Pactiv Corp.(a) .............................        24,700             345,306
                                                                  -------------
                                                                        721,926
                                                                  -------------
Transportation-2.0%
Air Freight-0.4%
Expeditors International of Washington, Inc.          3,300             165,099
                                                                  -------------
Trucking-0.7%
Swift Transportation Co., Inc.(a) ...........        13,100             238,551
                                                                  -------------

Miscellaneous-0.9%
Tower Automotive, Inc.(a) ...................        28,800             305,280
                                                                  -------------
                                                                        708,930
                                                                  -------------
Consumer Staples-1.5%
Food-1.0%
Performance Food Group Co.(a) ...............         6,100             329,217
                                                                  -------------

Retail - Food & Drug-0.5%
Duane Reade, Inc.(a) ........................         5,600             189,672
                                                                  -------------
                                                                        518,889
                                                                  -------------
Utilities-1.0%
Miscellaneous-1.0%
FLAG Telecom Holdings, Ltd. (Bermuda)(a) ....        15,500              96,875
GT Group Telecom, Inc. Cl.B(a) ..............        15,100              83,050
Rural Cellular Corp. Cl.A(a) ................         4,500             168,345
                                                                  -------------
                                                                        348,270
                                                                  -------------
Total Common Stocks
   (cost $29,739,914) .......................                        31,311,829
                                                                  -------------


-------------------------------------------------------------------------------
32 o ALLIANCE INSTITUTIONAL FUNDS

                                                       -------------------------
                                                       QUASAR INSTITUTIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                       -------------------------

                                                  Principal
                                                     Amount
Company                                               (000)               Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-8.8%
Time Deposit-8.8%
State Street Euro Dollar
   4.00%, 5/01/01
   (amortized cost $3,055,000) ..............       $ 3,055       $   3,055,000
                                                                  -------------

Total Investments-99.0%
   (cost $32,794,914) .......................                        34,366,829
Other assets less liabilities-1.0% ..........                           348,393
                                                                  -------------

Net Assets-100% .............................                     $  34,715,222
                                                                  =============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


-------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 33

-----------------------------------------
REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                 PORTFOLIO OF INVESTMENTS
-----------------------------------------

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                              Shares               Value
-------------------------------------------------------------------------------

COMMON STOCKS-97.4%

Real Estate Investment Trusts-91.9%
Apartments-21.4%
Apartment Investment & Management Co. .......         1,500       $      66,870
Archstone Communities Trust .................         1,600              41,248
AvalonBay Communities, Inc. .................         1,100              49,940
Equity Residential Properties Trust .........         1,100              57,739
Essex Property Trust, Inc. ..................           800              37,600
Gables Residential Trust ....................           900              25,920
                                                                  -------------
                                                                        279,317
                                                                  -------------
Diversified & Others-9.3%
Cousins Properties, Inc. ....................         1,100              28,655
iStar Financial, Inc. .......................           700              17,500
Vornado Realty Trust ........................         2,050              75,276
                                                                  -------------
                                                                        121,431
                                                                  -------------
Hotels & Restaurants-4.3%
Hospitality Properties Trust ................           700              18,445
Host Marriott Corp. .........................         1,100              14,179
MeriStar Hospitality Corp. ..................         1,200              24,120
                                                                  -------------
                                                                         56,744
                                                                  -------------
Office-16.5%
Alexandria Real Estate Equities, Inc. .......           800              29,696
Boston Properties, Inc. .....................         1,800              71,118
Equity Office Properties Trust ..............         2,900              82,795
SL Green Realty Corp. .......................         1,100              31,471
                                                                  -------------
                                                                        215,080
                                                                  -------------
Office - Industrial Mix-10.2%
Mission West Properties, Inc. ...............         1,400              18,060
Reckson Associates Realty Corp. .............         2,100              49,371
Spieker Properties, Inc. ....................         1,200              66,240
                                                                  -------------
                                                                        133,671
                                                                  -------------

Regional Malls-8.8%
General Growth Properties, Inc. .............           800              28,888
Macerich Co. ................................         1,600              36,000
Mills Corp. .................................         1,200              25,464
Simon Property Group, Inc. ..................           950              25,146
                                                                  -------------
                                                                        115,498
                                                                  -------------
Shopping Centers-7.8%
Federal Realty Investment Trust .............         1,000              19,500
Kimco Realty Corp. ..........................           900              39,600
Pan Pacific Retail Properties, Inc. .........         1,900              42,788
                                                                  -------------
                                                                        101,888
                                                                  -------------


-------------------------------------------------------------------------------
34 o ALLIANCE INSTITUTIONAL FUNDS

                                       -----------------------------------------
                                       REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                                       PORTFOLIO OF INVESTMENTS
                                       -----------------------------------------

Company                                              Shares               Value
--------------------------------------------------------------------------------

Storage-3.3%
Public Storage, Inc. ........................         1,600        $      43,568
                                                                   -------------

Warehouse & Industrial-10.3%
AMB Property Corp. ..........................         1,100               27,390
Cabot Industrial Trust ......................         1,400               27,258
CenterPoint Properties Corp. ................           800               37,280
ProLogis Trust ..............................         2,100               43,260
                                                                   -------------
Total Real Estate Investment Trusts .........                            135,188
                                                                   -------------
                                                                       1,202,385
                                                                   -------------
Real Estate Development &
   Management-5.5%
Brookfield Properties Corp. (Canada) ........         2,700               45,927
Catellus Development Corp.(a) ...............         1,600               26,000
                                                                   -------------
Total Real Estate Development &
   Management ...............................                             71,927
                                                                   -------------

Technology-0.0%
Internet Infrastructure-0.0%
VelocityHSI, Inc.(a) ........................           100                    5
                                                                   -------------

Total Investments-97.4%
   (cost $1,089,624) ........................                          1,274,317
Other assets less liabilities-2.6% ..........                             33,995
                                                                   -------------

Net Assets-100% .............................                      $   1,308,312
                                                                   =============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 35

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001 (unaudited)

                                                  Premier Growth          Quasar
                                                   Institutional      Institutional
                                                       Fund                Fund
                                                   =============      =============
Assets
Investments in securities, at value
   (cost $289,138,601 and $32,794,914,
   respectively) ............................      $ 265,683,211       $ 34,366,829
Cash ........................................              2,168                108
Receivable for investment securities sold ...            665,979            562,938
Receivable for capital stock sold ...........            226,481                 -0-
Interest and dividends receivable ...........             72,117                387
Deferred organization expenses ..............             24,978             27,458
Collateral held for securities loaned .......                 -0-            64,000
                                                   -------------       ------------
Total assets ................................        266,674,934         35,021,720
                                                   -------------       ------------
Liabilities
Payable for investment securities
   purchased ................................            777,862            201,328
Payable for capital stock redeemed ..........            279,617                 -0-
Advisory fee payable ........................            155,347              7,502
Distribution fee payable ....................              3,380                 -0-
Payable for collateral received on
   securities loaned ........................                 -0-            64,000
Accrued expenses ............................             85,422             33,668
                                                   -------------       ------------
Total liabilities ...........................          1,301,628            306,498
                                                   -------------       ------------
Net Assets ..................................      $ 265,373,306       $ 34,715,222
                                                   =============       ============
Composition of Net Assets
Capital stock, at par .......................             20,605              4,339
Additional paid-in capital ..................        346,248,494         35,271,533
Accumulated net investment loss .............           (313,152)           (45,634)
Accumulated net realized loss
on investments and foreign currency
   transactions .............................        (57,127,251)        (2,086,931)
Net unrealized appreciation
   (depreciation) of investments ............        (23,455,390)         1,571,915
                                                   -------------       ------------
                                                   $ 265,373,306       $ 34,715,222
                                                   =============       ============
Calculation of Maximum
Offering Price
Class I Shares
Net asset value, redemption and offering
   price per share ($252,645,551 / 19,604,964
   and $34,714,803 / 4,339,267 shares of
   capital stock issued and outstanding,
   respectively) ............................             $12.89              $8.00
                                                          ======              =====
Class II Shares
Net asset value, redemption and offering
   price per share ($12,727,755 / 999,935
   and $419 / 52.8 shares of capital stock
   issued and outstanding, respectively) ....             $12.73              $7.94
                                                          ======              =====

See notes to financial statements.


--------------------------------------------------------------------------------
36 o ALLIANCE INSTITUTIONAL FUNDS

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                    Real Estate
                                                                    Investment
                                                                   Institutional
                                                                        Fund
                                                                   =============

Assets
Investments in securities, at value
   (cost $1,089,624 and $42,649,438, respectively) ..........       $ 1,274,317
Cash ........................................................            39,917
Deferred organization expenses ..............................            24,451
Receivable due from adviser .................................            20,365
Interest and dividends receivable ...........................             1,943
                                                                    -----------
Total assets ................................................         1,360,993
                                                                    -----------
Liabilities
Payable for investment securities purchased .................             1,905
Distribution fee payable ....................................                10
Accrued expenses ............................................            50,766
                                                                    -----------
Total liabilities ...........................................            52,681
                                                                    -----------
Net Assets ..................................................       $ 1,308,312
                                                                    ===========
Composition of Net Assets
Capital stock, at par .......................................       $       167
Additional paid-in capital ..................................         5,934,384
Accumulated net investment loss .............................            (4,573)
Accumulated net realized loss on investments and
   foreign currency transactions ............................        (4,809,246)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ......           187,580
                                                                    -----------
                                                                    $ 1,308,312
                                                                    ===========
Calculation of Maximum Offering Price
Class I Shares
Net asset value, redemption and offering price per share
   ($1,274,636 / 162,550 shares of capital stock issued
   and outstanding) .........................................             $7.84
                                                                          =====
Class II Shares
Net asset value, redemption and offering price per share
   ($33,676 / 4,267 shares of capital stock issued
   and outstanding) .........................................             $7.89
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 37

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2001 (unaudited)

                                                Premier Growth         Quasar
                                                 Institutional     Institutional
                                                     Fund               Fund
                                                ==============     =============

Investment Income
Dividends (net of foreign taxes withheld
   of $40,830 and $0, respectively) .......      $  1,021,388       $    10,898
Interest ..................................           177,303            60,867
                                                 ------------       -----------
Total income ..............................         1,198,691            71,765
                                                 ------------       -----------
Expenses
Advisory fee ..............................         1,658,911            97,832
Distribution fee - Class II ...............            18,823                -0-
Custodian .................................            70,689            69,861
Administrative ............................            61,500            61,500
Audit and legal ...........................            29,349            15,404
Registration ..............................            26,108             7,386
Transfer agency ...........................            19,104             9,819
Printing ..................................            17,597             3,638
Amortization of organization expenses .....             7,320             7,320
Directors' fees ...........................             5,000             4,000
Miscellaneous .............................             3,211               669
                                                 ------------       -----------
Total expenses ............................         1,917,612           277,429
Less: expenses waived and reimbursed
   by adviser (See Note B) ................          (405,769)         (160,030)
                                                 ------------       -----------
Net expenses ..............................         1,511,843           117,399
                                                 ------------       -----------
Net investment loss .......................          (313,152)          (45,634)
                                                 ------------       -----------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss on investment
   transactions ...........................       (54,167,316)       (1,946,502)
Net change in unrealized appreciation/
   depreciation of investments ............       (10,211,975)          622,094
                                                 ------------       -----------
Net loss on investments ...................       (64,379,291)       (1,324,408)
                                                 ------------       -----------
Net Decrease in Net Assets From
   Operations .............................      $(64,692,443)      $(1,370,042)
                                                 ============       ===========

See notes to financial statements.


--------------------------------------------------------------------------------
38 o ALLIANCE INSTITUTIONAL FUNDS

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                                   Real Estate
                                                                    Investment
                                                                  Institutional
                                                                       Fund
                                                                  =============

Investment Income
Dividends (net of foreign taxes withheld of $72) ............     $      50,085
Interest ....................................................               798
                                                                  -------------
Total income ................................................            50,883
                                                                  -------------
Expenses
Advisory fee ................................................             7,473
Distribution fee - Class II .................................                28
Administrative ..............................................            61,500
Custodian ...................................................            31,804
Registration ................................................            13,077
Transfer agency .............................................             9,607
Audit and legal .............................................             8,765
Amortization of organization expenses .......................             7,320
Printing ....................................................             3,074
Directors' fees .............................................             3,000
Miscellaneous ...............................................               260
                                                                  -------------
Total expenses ..............................................           145,908
Less: expenses waived and reimbursed by adviser
   (See Note B) .............................................          (137,572)
Net expenses ................................................             8,336
                                                                  -------------
Net investment income .......................................            42,547
                                                                  -------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain on investment transactions ................            20,061
Net realized gain on foreign currency transactions ..........                12
Net change in unrealized appreciation/
   depreciation of investments ..............................            52,859
                                                                  -------------
Net gain on investments and foreign currency
   transactions .............................................            72,932
                                                                  -------------
Net Increase in Net Assets From Operations ..................     $     115,479
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 39

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                       Premier Growth
                                                     Institutional Fund
                                                =============================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001    October 31,
                                                  (unaudited)        2000
                                                ==============   ============

Increase (Decrease) in Net Assets
from Operations
Net investment loss .......................      $   (313,152)  $    (654,986)
Net realized gain (loss) on investments and
   foreign currency transactions ..........       (54,167,316)     30,586,059
Net change in unrealized
   appreciation/depreciation of
   investments ............................       (10,211,975)    (33,535,588)
                                                -------------   -------------
Net decrease in net assets from
   operations .............................       (64,692,443)     (3,604,515)

Distributions to Shareholders from:
Net realized gain on investments
   Class I ................................       (31,356,551)    (17,817,296)
   Class II ...............................          (827,248)       (554,189)
Capital Stock Transactions
Net increase (decrease) ...................       (94,299,734)    223,466,149
                                                -------------   -------------
Total increase ............................       191,175,976     201,490,149
Net Assets
Beginning of period .......................       456,549,282     255,059,133
                                                -------------   -------------
End of period .............................     $ 265,373,306   $ 456,549,282
                                                =============   =============

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE INSTITUTIONAL FUNDS

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                   Quasar Institutional Fund
                                               ================================
                                                 Six Months
                                                    Ended           Year Ended
                                               April 30, 2001       October 31,
                                                 (unaudited)           2000
                                               =============       ============

Increase (Decrease) in Net Assets
from Operations
Net investment loss ......................      $    (45,634)      $   (223,895)
Net realized gain (loss) on investment
   transactions ..........................        (1,946,502)         5,495,502
Net change in unrealized
   appreciation/depreciation of
   investments ...........................           622,094          2,333,738
                                                ------------       ------------
Net increase (decrease) in net assets from
   operations ............................        (1,370,042)         7,605,345
Distributions to Shareholders from:
Net realized gain on investments
   Class I ...............................        (2,201,912)                -0-
   Class II ..............................               (80)                -0-
Capital Stock Transactions
Net increase (decrease) ..................        25,680,549        (26,195,961)
                                                ------------       ------------
Total increase (decrease) ................        22,108,515        (18,590,616)
Net Assets
Beginning of period ......................        12,606,707         31,197,323
                                                ------------       ------------
End of period ............................      $ 34,715,222       $ 12,606,707
                                                ============       ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 41

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                     Real Estate Investment
                                                       Institutional Fund
                                                ===============================
                                                  Six Months
                                                     Ended           Year Ended
                                                April 30, 2001      October 31,
                                                  (unaudited)          2000
                                                =============       ===========

Increase in Net Assets
from Operations
Net investment income ......................      $    42,547       $   103,150
Net realized gain on investments and
   foreign currency transactions ...........           20,073           274,466
Net change in unrealized
   appreciation/depreciation of
   investments .............................           52,859           177,644
                                                  -----------       -----------
Net increase in net assets from
   operations ..............................          115,479           555,260
Dividends to Shareholders from:
Net investment income
   Class I .................................          (46,695)         (103,127)
   Class II ................................             (425)              (23)
Distribution in excess of net investment
   income
   Class I .................................               -0-           (7,775)
   Class II ................................               -0-               (2)
Capital Stock Transactions
Net decrease ...............................         (344,863)           (6,722)
                                                  -----------       -----------
Total increase (decrease) ..................         (276,504)          437,611
Net Assets
Beginning of period ........................        1,584,816         1,147,205
                                                  -----------       -----------
End of period ..............................      $ 1,308,312       $ 1,584,816
                                                  ===========       ===========

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE INSTITUTIONAL FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Institutional Funds, Inc. (the "Company") was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of five funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund (formerly Alliance Real Estate Investment Institutional Fund), Special Equity Institutional Fund and Alliance International Premier Growth Institutional Fund. This report relates only to the operations of the Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund (collectively, the "Funds"). Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 43

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars atthe rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holdings of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses

Organization expenses of approximately $73,099 for the Real Estate Investment Institutional Fund, $73,098 for the Premier Growth Institutional Fund and $73,098 for the Quasar Institutional Fund have been deferred and are being amortized on a straight-line basis through December 2002, January and March 2003, respectively.

4. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences


--------------------------------------------------------------------------------
44 o ALLIANCE INSTITUTIONAL FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .90% of the Real Estate Investment Institutional Fund's average daily net assets and 1% of the Premier Growth Institutional Fund and the Quasar Institutional Funds' average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund; 1.20% and 1.50% of average daily net assets for Class I and Class II of the Quasar Institutional Fund and 1.00% and 1.30% of average daily net assets for Class I and Class II for the Real Estate Investment Institutional Fund. For the six months ended April 30, 2001, such reimbursement amounted to:
Premier Growth Institutional Fund $344,269; Quasar Institutional Fund $98,530 and Real Estate Investment Institutional Fund $76,072.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the six months ended April 30, 2001, the Adviser agreed to waive its fees for such services. Such waiver amounted to:
Premier Growth Institutional Fund $61,500; Quasar Institutional Fund $61,500 and Real Estate Investment Institutional Fund $61,500.

The Funds compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $10,834, $7,792 and $9,241, respectively, for the Premier Growth Institutional Fund, the Quasar Institutional Fund and the Real Estate Investment Institutional Fund for the six months ended April 30, 2001.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2001, amounted to $570,033 for the Premier Growth Institutional Fund; $27,431 for the Quasar Institutional Fund and $2,783 for the Real Estate Investment Institutional Fund, of which $28,631 for the Premier Growth Institutional Fund was paid directly to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 45

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2001 were as follows:

                                     Purchases                              Sales
                        ==================================   ===================================
                              Stocks and   U.S. Government         Stocks and   U.S. Government
Fund                    Debt Obligations      and Agencies   Debt Obligations      and Agencies
================================================================================================
Premier Growth
  Institutional             $295,126,652              $ -0-      $430,505,241              $ -0-
Quasar Institutional          28,968,068                -0-         8,108,130                -0-
Real Estate Investment
  Institutional                  389,512                -0-           820,283                -0-

At April 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation, depreciation and net unrealized appreciation (depreciation), excluding foreign currency transactions, were as follows:

                                                   Gross Unrealized           Net Unrealized
                                           ================================     Appreciation
Fund                                       Appreciation        Depreciation   (Depreciation)
=============================================================================================
Premier Growth Institutional                $11,045,261        $(34,500,651)    $(23,455,390)
Quasar Institutional                          3,369,096          (1,797,181)       1,571,915
Real Estate Investment Institutional            184,988                (295)         184,693

For Federal income tax purposes at October 31, 2000, the Real Estate Investment Institutional Fund had capital loss carryforwards of $276,214 expiring in 2006 and $4,551,298 expiring 2007.

During the six months ended April 30, 2001, the Quasar Institutional Fund utilized capital loss carryforward for U.S. federal income tax purposes of $2,814,454.

NOTE E

Security Lending

The Funds have entered into a securities lending agreement with UBS/ PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the loaning of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions. All loans are continuously secured by


--------------------------------------------------------------------------------
46 o ALLIANCE INSTITUTIONAL FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Funds. UBS/PaineWebber will indemnify the Funds for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2001, the Quasar Institutional Fund had loaned securities with a value of $60,575 and received cash collateral of $64,000. For the six months ended April 30, 2001, the Fund earned fee income of $123.

NOTE F

Capital Stock

There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                        Premier Growth Institutional Fund

                      ---------------------------------    ---------------------------------
                                    Shares                               Amount
                      ---------------------------------    ---------------------------------
                      Six Months Ended       Year Ended    Six Months Ended       Year Ended
                        April 30, 2001      October 31,      April 30, 2001      October 31,
                           (unaudited)             2000         (unaudited)             2000
                      ----------------------------------------------------------------------
Class I
Shares sold                  5,452,238       16,054,397       $  73,994,028    $ 294,936,943
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions              1,989,004          950,112          29,636,162       16,531,956
--------------------------------------------------------------------------------------------
Shares redeemed            (14,008,206)      (4,920,222)       (204,441,568)     (91,022,094)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                (6,566,964)      12,084,287       $(100,811,378)   $ 220,446,805
============================================================================================

Class II
Shares sold                  1,230,945          470,745       $  15,837,408    $   8,518,059
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                 54,898           17,845             808,648          308,178
--------------------------------------------------------------------------------------------
Shares redeemed               (888,601)        (332,550)        (10,134,412)      (5,806,893)
--------------------------------------------------------------------------------------------
Net increase                   397,242          156,040       $   6,511,644    $   3,019,344
============================================================================================


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 47

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------


                                            Quasar Institutional Fund

                      ---------------------------------    ---------------------------------
                                    Shares                               Amount
                      ---------------------------------    ---------------------------------
                      Six Months Ended       Year Ended    Six Months Ended       Year Ended
                        April 30, 2001      October 31,      April 30, 2001      October 31,
                           (unaudited)             2000         (unaudited)             2000
                      ----------------------------------------------------------------------
Class I
Shares sold                  3,092,592           298,778      $  24,533,778    $   3,088,272
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                261,481                -0-         2,201,670               -0-
--------------------------------------------------------------------------------------------
Shares redeemed               (123,039)       (1,311,244)        (1,054,975)     (13,252,010)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                 3,231,034        (1,012,466)     $  25,680,473    $ (10,163,738)
============================================================================================

Class II
Shares sold                          1         1,336,824      $           5    $  12,803,527
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                      8                -0-                71               -0-
--------------------------------------------------------------------------------------------
Shares redeemed                     -0-       (3,159,264)                -0-     (28,835,750)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                         9        (1,822,440)     $          76    $ (16,032,223)
============================================================================================


                                    Real Estate Investment Institutional Fund

                      ---------------------------------    ---------------------------------
                                    Shares                               Amount
                      ---------------------------------    ---------------------------------
                      Six Months Ended       Year Ended    Six Months Ended       Year Ended
                        April 30, 2001      October 31,      April 30, 2001      October 31,
                           (unaudited)             2000         (unaudited)             2000
                      ----------------------------------------------------------------------
Class I
Shares sold                     61,674          657,691       $     484,423    $   4,558,486
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                      5,969           15,502              46,457          110,356
--------------------------------------------------------------------------------------------
Shares redeemed               (117,047)        (630,520)           (908,735)      (4,675,581)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                   (49,404)          42,673       $    (377,855)   $      (6,739)
============================================================================================

Class II
Shares sold                      4,155               -0-      $      32,574    $          -0-
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                         54                2                 418               17
--------------------------------------------------------------------------------------------
Net increase                     4,209                2       $      32,992    $          17
============================================================================================


--------------------------------------------------------------------------------
48 o ALLIANCE INSTITUTIONAL FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the six months ended April 30, 2001.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 49

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                       Premier Growth Institutional Fund

                                             -----------------------------------------------------
                                                                    Class I
                                             -----------------------------------------------------
                                              Six Months                               January 7,
                                                   Ended                                  1998(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
                                             -----------------------------------------------------
Net asset value, beginning of period .....      $  17.06        $  17.55     $  12.62     $ 10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)  ......          (.01)           (.03)        (.04)        .01
Net realized and unrealized gain (loss) on
  investment transactions ................         (2.93)            .75         4.98        2.61
                                             -----------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................         (2.94)            .72         4.94        2.62
                                             -----------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income .....            -0-             -0-        (.01)         -0-
Distributions from net realized gains ....         (1.23)          (1.21)          -0-         -0-
                                             -----------------------------------------------------
Total dividends and distributions ........         (1.23)          (1.21)        (.01)         -0-
                                             -----------------------------------------------------
Net asset value, end of period ...........      $  12.89        $  17.06     $  17.55     $ 12.62
                                             =====================================================
Total Return
Total investment return based
  on net asset value(d) ..................        (18.20)%          3.94%       39.17%      26.20%
Ratios/Supplemental Data
Net assets, end of period(e) .............      $252,646        $446,373     $247,269     $56,894
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................           .90%(f)         .90%         .90%        .90%(f)
  Expenses, before waivers/
    reimbursements .......................          1.15%(f)        1.13%        1.28%       2.29%(f)
  Net investment income (loss)(c) ........          (.18)%(f)       (.16)%       (.22)%       .08%(f)
Portfolio turnover rate ..................            87%            124%          85%         86%

See footnote summary on page 55.


--------------------------------------------------------------------------------
50 o ALLIANCE INSTITUTIONAL FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                       Premier Growth Institutional Fund

                                             -----------------------------------------------------
                                                                    Class II
                                             -----------------------------------------------------
                                              Six Months                               January 7,
                                                   Ended                                  1998(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
                                             -----------------------------------------------------
Net asset value, beginning of period .....      $ 16.88          $ 17.44       $12.58      $10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) ................         (.03)            (.10)        (.10)       (.03)
Net realized and unrealized gain (loss) on
  investment transactions ................        (2.89)             .75         4.96        2.61
                                             -----------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................        (2.92)             .65         4.86        2.58
                                             -----------------------------------------------------
Less: Distributions
Distributions from net realized gains ....        (1.23)           (1.21)          -0-         -0-
                                             -----------------------------------------------------
Net asset value, end of period ...........      $ 12.73          $ 16.88       $17.44      $12.58
                                             =====================================================
Total Return
Total investment return based
  on net asset value(d) ..................       (18.28)%           3.54%       38.63%      25.80%
Ratios/Supplemental Data
Net assets, end of period(e) .............      $12,728          $10,176       $7,790      $3,014
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................         1.20%(f)         1.30%        1.30%       1.30%(f)
  Expenses, before waivers/
    reimbursements .......................         1.48%(f)         1.53%        1.68%       2.65%(f)
  Net investment loss(c) .................         (.43)%(f)        (.57)%       (.62)%      (.38)%(f)
Portfolio turnover rate ..................           87%             124%          85%         86%

See footnote summary on page 55.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 51

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                           Quasar Institutional Fund

                                             -----------------------------------------------------
                                                                    Class I
                                             -----------------------------------------------------
                                              Six Months                                March 17,
                                                   Ended                                  1998(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
                                             -----------------------------------------------------
Net asset value, beginning of period .....       $ 11.38         $  7.92      $  7.42     $ 10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)  ......          (.02)           (.11)        (.02)         -0-
Net realized and unrealized gain (loss) on
  investment transactions ................         (1.52)           3.57          .53       (2.58)
                                             -----------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................         (1.54)           3.46          .51       (2.58)
                                             -----------------------------------------------------
Less: Dividends and Distributions
Distributions in excess of net
  investment income ......................            -0-             -0-        (.01)         -0-
Distributions from net realized gains ....         (1.84)             -0-          -0-         -0-
                                             -----------------------------------------------------
Total dividends and distributions ........         (1.84)             -0-        (.01)         -0-
                                             -----------------------------------------------------
Net asset value, end of period ...........       $  8.00         $ 11.38      $  7.92     $  7.42
                                             =====================================================
Total Return
Total investment return based on
  net asset value(d) .....................        (14.36)%         43.69%        6.88%     (25.80)%
Ratios/Supplemental Data
Net assets, end of period(e) .............       $34,715         $12,606      $16,798     $20,513
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................          1.20%(f)        1.20%        1.20%       1.20%(f)
  Expenses, before waivers/
    reimbursements .......................          2.83%(f)        2.39%        2.08%       3.82%(f)
  Net investment income (loss)(c) ........          (.47)%(f)      (1.08)%       (.20)%       .03%(f)
Portfolio turnover rate ..................            43%            181%         144%         61%

See footnote summary on page 55.


--------------------------------------------------------------------------------
52 o ALLIANCE INSTITUTIONAL FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                           Quasar Institutional Fund

                                             -----------------------------------------------------
                                                                    Class II
                                             -----------------------------------------------------
                                              Six Months                                March 17,
                                                   Ended                                  1998(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....       $ 11.32          $ 7.90       $  7.40    $ 10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment loss(b)(c) ................          (.03)           (.06)         (.05)     (5.89)
Net realized and unrealized gain (loss) on
  investment transactions ................         (1.51)           3.48           .55       3.29
                                             -----------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................         (1.54)           3.42           .50      (2.60)
                                             -----------------------------------------------------
Less: Distributions
Distributions from net realized gains ....         (1.84)             -0-           -0-        -0-
                                             -----------------------------------------------------
Net asset value, end of period ...........       $  7.94          $11.32       $  7.90    $  7.40
                                             =====================================================
Total Return
Total investment return based on
  net asset value(d) .....................        (14.46)%         43.29%         6.76%    (26.00)%
Ratios/Supplemental Data
Net assets, end of period ................       $   419          $  495       $14,400(e) $   283
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................          1.50%(f)        1.35%         1.35%      1.60%(f)
  Expenses, before waivers/
    reimbursements .......................          2.81%(f)        2.29%         2.14%      4.62%(f)
  Net investment loss(c) .................          (.71)%(f)       (.64)%        (.51)%     (.14)%(f)
Portfolio turnover rate ..................            43%            181%          144%        61%

See footnote summary on page 55.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 53

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                   Real Estate Investment Institutional Fund

                                             -----------------------------------------------------
                                                                    Class I
                                             -----------------------------------------------------
                                              Six Months                              December 9,
                                                   Ended                                  1997(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
                                             -----------------------------------------------------
Net asset value, beginning of period .....        $ 7.48          $ 6.77       $ 7.78     $ 10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment income(b)(c) ..............           .20             .07          .37         .43
Net realized and unrealized gain (loss) on
  investment transactions ................           .37            1.12         (.90)      (2.26)
                                             -----------------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................           .57            1.19         (.53)      (1.83)
                                             -----------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income .....          (.21)           (.45)        (.37)       (.39)
Distributions in excess of net investment
  income .................................            -0-           (.03)        (.06)         -0-
Tax return of capital ....................            -0-             -0-        (.05)         -0-
                                             -----------------------------------------------------
Total dividends and distributions ........          (.21)           (.48)        (.48)       (.39)
                                             -----------------------------------------------------
Net asset value, end of period ...........        $ 7.84          $ 7.48       $ 6.77     $  7.78
                                             =====================================================
Total Return
Total investment return based on
  net asset value(d) .....................          7.66%          18.28%       (7.21)%    (18.61)%
Ratios/Supplemental Data
Net assets, end of period(e) .............        $1,275          $1,584       $1,147     $18,193
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................          1.00%(f)        1.00%        1.00%       1.00%(f)
  Expenses, before waivers/
    reimbursements .......................         17.52%(f)       13.03%        3.54%       3.09%(f)
  Net investment income(c) ...............          5.13%(f)        1.01%        4.75%       5.62%(f)
Portfolio turnover rate ..................            24%            211%          32%         11%

See footnote summary on page 55.


--------------------------------------------------------------------------------
54 o ALLIANCE INSTITUTIONAL FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Capital Stock Outstanding Throughout Each Period

                                                   Real Estate Investment Institutional Fund

                                             -----------------------------------------------------
                                                                    Class II
                                             -----------------------------------------------------
                                              Six Months                              December 9,
                                                   Ended                                  1997(a)
                                               April 30,       Year Ended October 31,          to
                                                    2001       ---------------------- October 31,
                                             (unaudited)            2000         1999        1998
                                             -----------------------------------------------------
Net asset value, beginning of period .....        $ 7.52          $ 6.79       $ 7.77     $ 10.00
                                             -----------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)  ......           .17            (.07)         .20         .41
Net realized and unrealized gain (loss) on
  investment transactions ................           .40            1.24         (.74)      (2.28)
                                             -----------------------------------------------------
Net increase (decrease) in net asset
  value from operations ..................           .57            1.17         (.54)      (1.87)
                                             -----------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income .....          (.20)           (.40)        (.36)       (.36)
Distributions in excess of net investment
  income .................................            -0-           (.04)        (.04)         -0-
Tax return of capital ....................            -0-             -0-        (.04)         -0-
                                             -----------------------------------------------------
Total dividends and distributions ........          (.20)           (.44)        (.44)       (.36)
                                             -----------------------------------------------------
Net asset value, end of period ...........        $ 7.89          $ 7.52       $ 6.79     $  7.77
                                             =====================================================
Total Return
Total investment return based on
  net asset value(d) .....................          7.62%          17.86%       (7.32)%    (19.02)%
Ratios/Supplemental Data
Net assets, end of period ................        $   34          $  440       $  380     $   320
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .......................          1.30%(f)        1.40%        1.40%       1.40%(f)
  Expenses, before waivers/
    reimbursements .......................         17.46%(f)       15.25%        2.93%       3.59%(f)
  Net investment income(c) ...............          4.49%(f)        1.00%        2.32%       5.04%(f)
Portfolio turnover rate ..................            24%            211%          32%         11%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived by Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   000's omitted.

(f)   Annualized.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 55

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

consumer price index (CPI)

An index that measures the cost of living. The CPI is published by the U.S. Bureau of Labor Statistics.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

NYSE

The New York Stock Exchange.

portfolio

The collection of securities that make up a fund's or an investor's investments.

price-to-earnings (P/E) ratio

What an investor pays for a security versus a company's earnings per share of outstanding stock.

real estate investment trust (REIT)

A security which invests only in real estate and mortgage-backed securities.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

valuation

The process of determining the value of an asset or company.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
56 o ALLIANCE INSTITUTIONAL FUNDS

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 57

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That' is why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
58 o ALLIANCE INSTITUTIONAL FUNDS

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Alfred Harrison, Executive Vice President
Jane Mack Gould, Executive Vice President
Bruce K. Aronow, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Daniel G. Pine, Senior Vice President
Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
David A. Kruth, Vice President
Daniel Nordby, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                               ALLIANCE INSTITUTIONAL FUNDS o 59

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
60 o ALLIANCE INSTITUTIONAL FUNDS

Alliance Institutional Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

INSTSR401